UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund
              Master S&P 500 Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        S&P 500 Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
June 30, 2003

Merrill Lynch
S&P 500
Index Fund
Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                        Merrill Lynch S&P 500 Index Fund

Officers and
Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard J. Vella, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor--MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch Family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated as Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Investment Environment

The first quarter of 2003 brought negative returns and extreme volatility. The U.S. markets lost ground consistently during the beginning of the quarter then spiked on news of the start of war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Most indexes finished the first quarter in negative territory. The second quarter of 2003 brought impressive gains and what some are calling a "bull rally." The U.S. markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16, 2003, the S&P 500 Index closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002. Most indexes finished the six-month period ended June 30, 2003 in positive territory, with the Dow Jones Industrial Average closing at 8,985.44, up 7.72% for the period, and the S&P 500 Index closing at 974.50, up 10.76% for the period. The NASDAQ Composite Index closed at 1,622.80, up an impressive 21.51%. Technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery.

Portfolio Matters

For the six months ended June 30, 2003, Merrill Lynch S&P 500 Index Fund's Class A and Class I Shares had total returns of +11.44% and +11.62%, respectively, compared to the unmanaged benchmark Standard & Poor's (S&P) 500 Index's total return of +11.76%. (Complete performance information can be found on page 4 of this report to shareholders.) The Fund met its objective of closely tracking the return of its benchmark. Value outperformed growth for the period, with the S&P 500 Barra Value Index returning +12.29% compared to the S&P 500 Barra Growth Index, which had a return of +11.25%.

The top year-to-date (as of June 30, 2003) sector performer was information technology, up 17.40%, followed by consumer discretionary, up 16.94% and utilities, up 15.03%. The worst year-to-date sectors were consumer staples, up only 0.91%, telecommunications services, up 2.29% and materials, up 4.14%. (Sector returns shown are measured by those sectors in S&P 500 Index.)

Market Review

Investor confidence remained shaken early in 2003 with threats of terrorism, nuclear tensions in North Korea, and unexpectedly high unemployment. The war in Iraq left investors with inconsistent views about the market, and trading was reactionary to news from the front lines. However, markets rallied following the resolution of military affairs in Iraq, and investors became increasingly bullish about the outlook for equities. The rise was notable for all sectors and countries. It has been encouraging to see that the SARS virus appears to have been brought under control in Hong Kong, Singapore, China and, hopefully, Taiwan.

Despite unstable markets, the Federal Reserve Board left interest rates unchanged at 1.25% at its January 29 and March 18 meetings. After leaving the rates unchanged again at its May 6 meeting, the Federal Reserve Board lowered its target for the Federal Funds rate by 25 basis points (.25%) to 1% at its June 25 meeting, bringing the rate to a 49-year low. The Federal Reserve Board continues to use an accommodative stance of monetary policy, coupled with an underlying growth in productivity, to provide ongoing support to economic activity. The modest 25 basis point cut rather than the expected 50 basis point cut leaves room for further Federal Reserve Board interest rate reductions in the future. In response to the Federal Reserve Board's decision, financial markets were initially disappointed, with long-term interest rates backing up sharply and stock prices falling. This movement will likely be moderated by the realization that the growth outlook will be strengthened.

Economic Outlook

Economic indicators for the current economy are ambiguous, but the economy may strengthen and produce strong results for the second half of 2003. Many of the geopolitical factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, poor weather and SARS) have been largely resolved. While the economy is improving, the rate of change is only gradual. Data indicates that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is the concern about whether consumers will continue to spend long enough to prop up the economy until a corporate spending cycle emerges.

For the next quarter, the reaction by the economy to all the stimuli in the pipeline and the extent of the recovery is still ambiguous. Lower withholding taxes from paychecks and child tax credit checks position households on the receiving end of at least $30 billion from tax relief. This, coupled with a mortgage-refinancing wave continuing a high incentive to refinance, is indicative of an increase in consumer spending in the third quarter putting the economy on a recovery track. With that in mind, the portfolio is expected to continue to meet its objectives.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Richard J. Vella

Richard J. Vella
Vice President and
Senior Portfolio Manager

July 15, 2003


                                     2 & 3

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administration fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.

Recent
Performance
Results

                                            6-Month        12-Month     Since Inception
As of June 30, 2003                      Total Return    Total Return    Total Return
=======================================================================================
ML S&P 500 Index Fund Class A Shares*        +11.44%        -0.32%          +36.87%
---------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class I Shares*        +11.62         -0.06           +38.98
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                +11.76         +0.25           +42.20
=======================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.

** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97.


Average Annual
Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                    -0.32%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                  -2.23
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/03                                       +5.16
--------------------------------------------------------------------------------

Class I Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                    -0.06%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                  -1.98
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/03                                       +5.42
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND          As of June 30, 2003
==================================================================================================================
Assets:             Investment in Master S&P 500 Index Series, at value
                    (identified cost--$2,043,708,418) .........................                    $ 1,944,824,722
                    Prepaid registration fees and expenses ....................                             35,740
                                                                                                   ---------------
                    Total assets ..............................................                      1,944,860,462
                                                                                                   ---------------
==================================================================================================================
Liabilities:        Payables:
                      Administrative fees .....................................    $    407,822
                      Distributor .............................................         159,805
                      Other affiliates ........................................          70,916            638,543
                                                                                   ------------
                    Accrued expenses and other liabilities ....................                            577,266
                                                                                                   ---------------
                    Total liabilities .........................................                          1,215,809
                                                                                                   ---------------
==================================================================================================================
Net Assets:         Net assets ................................................                    $ 1,943,644,653
                                                                                                   ===============
==================================================================================================================
Net Assets          Class A Shares of Common Stock, $.0001 par value,
Consist of:         250,000,000 shares authorized .............................                    $         6,249
                    Class I Shares of Common Stock, $.0001 par value,
                    250,000,000 shares authorized .............................                              9,947
                    Paid-in capital in excess of par ..........................                      2,207,609,556
                    Undistributed investment income--net ......................    $ 12,206,067
                    Accumulated realized capital losses on investments
                    from the Series--net ......................................    (177,303,470)
                    Unrealized depreciation on investments from the Series--net     (98,883,696)
                                                                                   ------------
                    Total accumulated losses--net .............................                       (263,981,099)
                                                                                                   ---------------
                    Net assets ................................................                    $ 1,943,644,653
                                                                                                   ===============
==================================================================================================================
Net Asset           Class A--Based on net assets of $748,655,581
Value:              and 62,490,247 shares outstanding .........................                    $         11.98
                                                                                                   ===============
                    Class I--Based on net assets of $1,194,989,072
                    and 99,466,008 shares outstanding .........................                    $         12.01
                                                                                                   ===============
==================================================================================================================

      See Notes to Financial Statements.


                                     4 & 5

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND               For the Six Months Ended June 30, 2003
===============================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series--Net:      Dividends ..........................................................                   $  15,017,959
                           Interest ...........................................................                         297,414
                           Securities lending--net ............................................                         140,676
                           Expenses ...........................................................                        (337,122)
                                                                                                                  -------------
                         Net investment income from the Series ................................                      15,118,927
                                                                                                                  -------------
===============================================================================================================================
Expenses:                Administration fees ..................................................    $ 2,111,743
                         Account maintenance fees--Class A ....................................        833,980
                         Transfer agent fees ..................................................        478,496
                         Printing and shareholder reports .....................................         56,404
                         Registration fees ....................................................         29,316
                         Professional fees ....................................................         21,533
                         Directors' fees and expenses .........................................         10,772
                         Other ................................................................         44,902
                                                                                                   -----------
                         Total expenses .......................................................                       3,587,146
                                                                                                                  -------------
                         Investment income--net ...............................................                      11,531,781
                                                                                                                  -------------
===============================================================================================================================
Realized & Unrealized    Realized loss on investments from the Series--net ....................                      (9,714,269)
Gain (Loss) from         Change in unrealized depreciation on investments from the Series--net                      196,531,171
The Series--Net:                                                                                                  -------------
                         Total realized and unrealized gain on investments from the Series--net                     186,816,902
                                                                                                                  -------------
                         Net Increase in Net Assets Resulting from Operations .................                   $ 198,348,683
                                                                                                                  =============
===============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Six            For the
MERRILL LYNCH                                                                                 Months Ended         Year Ended
S&P 500                                                                                         June 30,          December 31,
INDEX FUND          Increase (Decrease) in Net Assets:                                            2003                2002
==============================================================================================================================
Operations:         Investment income--net ............................................    $    11,531,781     $    20,576,419
                    Realized loss on investments from the Series--net .................         (9,714,269)        (75,631,678)
                    Change in unrealized appreciation/depreciation
                    on investments from the Series--net ...............................        196,531,171        (403,025,960)
                                                                                           ---------------     ---------------
                    Net increase (decrease) in net assets resulting from operations ...        198,348,683        (458,081,219)
                                                                                           ---------------     ---------------
==============================================================================================================================
Dividends to        Investment income--net:
Shareholders:         Class A .........................................................                 --          (7,425,881)
                      Class I .........................................................                 --         (13,196,193)
                                                                                           ---------------     ---------------
                    Net decrease in net assets resulting from dividends to shareholders                 --         (20,622,074)
                                                                                           ---------------     ---------------
==============================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions         164,809,671         177,607,344
Transactions:                                                                              ---------------     ---------------
==============================================================================================================================
Net Assets:         Total increase (decrease) in net assets ...........................        363,158,354        (301,095,949)
                    Beginning of period ...............................................      1,580,486,299       1,881,582,248
                                                                                           ---------------     ---------------
                    End of period* ....................................................    $ 1,943,644,653     $ 1,580,486,299
                                                                                           ===============     ===============
==============================================================================================================================
                  * Undistributed investment income--net ..............................    $    12,206,067     $       674,286
                                                                                           ===============     ===============
==============================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                              Class A@@
                    The following per share data and ratios have   ---------------------------------------------------------------
                    been derived from information provided in       For the Six                 For the Year Ended
MERRILL LYNCH       the financial statements.                      Months Ended                    December 31,
S&P 500                                                              June 30,   --------------------------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:            2003        2002          2001         2000         1999
==================================================================================================================================
Per Share          Net asset value, beginning of period ........   $    10.75   $    14.05   $    16.16    $    18.00   $    15.28
Operating                                                          ----------   ----------   ----------    ----------   ----------
Performance:       Investment income--net ......................          .06+         .13+         .10           .04          .13
                   Realized and unrealized gain (loss) on
                   investments and foreign currency transactions
                   from the Series--net ........................         1.17        (3.31)       (2.12)        (1.77)        2.94
                                                                   ----------   ----------   ----------    ----------   ----------
                   Total from investment operations ............         1.23        (3.18)       (2.02)        (1.73)        3.07
                                                                   ----------   ----------   ----------    ----------   ----------
                   Less dividends and distributions:
                     Investment income--net ....................           --         (.12)        (.09)         (.10)        (.14)
                     In excess of investment income--net .......           --           --           --            --++         --
                     Realized gain on investments from the
                     Series--net ...............................           --           --           --            --           --
                     In excess of realized gain on investments
                     from the Series--net ......................           --           --           --          (.01)        (.14)
                                                                   ----------   ----------   ----------    ----------   ----------
                   Total dividends and distributions ...........           --         (.12)        (.09)         (.11)        (.35)
                                                                   ----------   ----------   ----------    ----------   ----------
                   Net asset value, end of period ..............   $    11.98   $    10.75   $    14.05    $    16.16   $    18.00
                                                                   ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........        11.44%@     (22.62%)     (12.49%)       (9.62%)      20.16%
Return:                                                            ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...........          .61%*        .61%         .62%          .63%         .63%
Net Assets:                                                        ==========   ==========   ==========    ==========   ==========
                   Expenses+++ .................................          .61%*        .61%         .63%          .65%         .63%
                                                                   ==========   ==========   ==========    ==========   ==========
                   Investment income--net ......................         1.18%*       1.03%         .71%          .60%         .77%
                                                                   ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....   $  748,656   $  648,569   $  772,750    $  817,423   $  840,918
Data:                                                              ==========   ==========   ==========    ==========   ==========
                   Portfolio turnover from the Series ..........         1.06%        4.59%        3.21%         9.71%       29.91%
                                                                   ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
                                                                                             Class I@@@
                    The following per share data and ratios have   ---------------------------------------------------------------
                    been derived from information provided in       For the Six                 For the Year Ended
MERRILL LYNCH       the financial statements.                      Months Ended                    December 31,
S&P 500                                                              June 30,   --------------------------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:            2003        2002          2001         2000         1999
==================================================================================================================================
Per Share          Net asset value, beginning of period ........   $    10.76   $    14.08   $    16.18    $    18.02   $    15.30
Operating                                                          ----------   ----------   ----------    ----------   ----------
Performance:       Investment income--net ......................          .08+         .16+         .13           .13          .18
                   Realized and unrealized gain (loss) on
                   investments and foreign currency transactions
                   from the Series--net ........................         1.17        (3.33)       (2.10)        (1.82)        2.92
                                                                   ----------   ----------   ----------    ----------   ----------
                   Total from investment operations ............         1.25        (3.17)       (1.97)        (1.69)        3.10
                                                                   ----------   ----------   ----------    ----------   ----------
                   Less dividends and distributions:
                     Investment income--net ....................           --         (.15)        (.13)         (.14)        (.17)
                     In excess of investment income--net .......           --           --           --            --++         --
                     Realized gain on investments from the
                     Series--net ...............................           --           --           --            --           --
                     In excess of realized gain on investments
                     from the Series--net ......................           --           --           --          (.01)        (.21)
                                                                   ----------   ----------   ----------    ----------   ----------
                   Total dividends and distributions ...........           --         (.15)        (.13)         (.15)        (.38)
                                                                   ----------   ----------   ----------    ----------   ----------
                   Net asset value, end of period ..............   $    12.01   $    10.76   $    14.08    $    16.18   $    18.02
                                                                   ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........        11.62%@     (22.51%)     (12.19%)       (9.43%)      20.45%
Return:                                                            ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...........          .36%*        .36%         .37%          .38%         .38%
Net Assets:                                                        ==========   ==========   ==========    ==========   ==========
                   Expenses+++ .................................          .36%*        .36%         .38%          .40%         .38%
                                                                   ==========   ==========   ==========    ==========   ==========
                   Investment income--net ......................         1.44%*       1.27%         .97%          .85%        1.03%
                                                                   ==========   ==========   ==========    ==========   ==========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....   $1,194,989   $  931,917   $1,108,832    $  896,356   $  848,591
Data:                                                              ==========   ==========   ==========    ==========   ==========
                   Portfolio turnover from the Series ..........         1.06%        4.59%        3.21%         9.71%       29.91%
                                                                   ==========   ==========   ==========    ==========   ==========
==================================================================================================================================

*     Annualized.
+     Based on average shares outstanding.
++    Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@@@   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


                                     8 & 9

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2003 was 91.9%. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to their account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $164,809,671 and $177,607,344 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2003+                            Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................            10,313,959          $ 114,712,477
Shares redeemed ..................            (8,179,659)           (89,595,606)
                                           -------------          -------------
Net increase .....................             2,134,300          $  25,116,871
                                           =============          =============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2002+                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         22,596,862       $ 272,284,151
Shares issued to shareholders
in reinvestment of dividends ...........            607,598           6,669,539
                                              -------------       -------------
Total issued ...........................         23,204,460         278,953,690
Shares redeemed ........................        (17,841,183)       (213,168,879)
                                              -------------       -------------
Net increase ...........................          5,363,277       $  65,784,811
                                              =============       =============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended June 30, 2003+                            Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................            28,336,282          $ 310,703,371
Shares redeemed ..................           (15,459,671)          (171,010,571)
                                           -------------          -------------
Net increase .....................            12,876,611          $ 139,692,800
                                           =============          =============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2002+                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................         41,888,936       $ 525,329,539
Shares issued to shareholders
in reinvestment of dividends ...........          1,168,621          12,824,616
                                              -------------       -------------
Total issued ...........................         43,057,557         538,154,155
Shares redeemed ........................        (35,244,780)       (426,331,622)
                                              -------------       -------------
Net increase ...........................          7,812,777       $ 111,822,533
                                              =============       =============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

4. Capital Loss Carryforward:

On December 31, 2002, the Fund had a net capital loss carryforward of $92,600,903, of which $4,944,930 expires in 2008, $14,600,496 expires in 2009 and $73,055,477 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.004126 per share on July 22, 2003 to shareholders of record on July 16, 2003.


                                    10 & 11

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Master S&P 500 Index Series
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry*                     Held                             Common Stocks                                  Value
======================================================================================================================
Aerospace & Defense--1.7%    23,087   The B.F. Goodrich Company                                            $   484,827
                            193,720   The Boeing Company                                                     6,648,470
                             47,248   General Dynamics Corporation                                           3,425,480
                            196,177   Honeywell International Inc.                                           5,267,352
                            104,970   Lockheed Martin Corporation                                            4,993,423
                             42,176   Northrop Grumman Corporation                                           3,639,367
                             94,574   Raytheon Company                                                       3,105,810
                            108,148   United Technologies Corporation                                        7,660,123
                                                                                                           -----------
                                                                                                            35,224,852
----------------------------------------------------------------------------------------------------------------------
Air Freight &                69,608   FedEx Corp.                                                            4,317,784
Logistics--1.0%              13,974   Ryder System, Inc.                                                       358,014
                            259,200   United Parcel Service, Inc. (Class B)                                 16,511,040
                                                                                                           -----------
                                                                                                            21,186,838
----------------------------------------------------------------------------------------------------------------------
Airlines--0.2%               36,576   Delta Air Lines, Inc.                                                    536,936
                            179,395   Southwest Airlines Co.                                                 3,085,594
                                                                                                           -----------
                                                                                                             3,622,530
----------------------------------------------------------------------------------------------------------------------
Auto Components--0.2%        15,530   Cooper Tire & Rubber Company                                             273,173
                             29,545   Dana Corporation                                                         341,540
                            129,125   Delphi Automotive Systems Corporation                                  1,114,349
                             40,393   The Goodyear Tire & Rubber Company                                       212,063
                             21,010   Johnson Controls, Inc.                                                 1,798,456
                             27,726   Visteon Corporation                                                      190,478
                                                                                                           -----------
                                                                                                             3,930,059
----------------------------------------------------------------------------------------------------------------------
Automobiles--0.6%           421,699   Ford Motor Company                                                     4,634,472
                            129,139   General Motors Corporation                                             4,649,004
                             71,159   Harley-Davidson, Inc.                                                  2,836,398
                                                                                                           -----------
                                                                                                            12,119,874
----------------------------------------------------------------------------------------------------------------------
Beverages--2.8%              10,783   Adolph Coors Company (Class B)                                           528,151
                            192,185   Anheuser-Busch Companies, Inc.                                         9,811,044
                             12,244   Brown-Forman Corporation (Class B)                                       962,623
                            567,428   The Coca-Cola Company                                                 26,334,333
                             95,087   Coca-Cola Enterprises Inc.                                             1,725,829
                             62,422   The Pepsi Bottling Group, Inc.                                         1,249,688
                            395,788   PepsiCo, Inc.                                                         17,612,566
                                                                                                           -----------
                                                                                                            58,224,234
----------------------------------------------------------------------------------------------------------------------
Biotechnology--1.3%         290,147  +Amgen Inc.                                                            19,277,367
                             37,166  +Biogen, Inc.                                                           1,412,308
                             44,734  +Chiron Corporation                                                     1,955,771
                             50,580  +Genzyme Corporation                                                    2,114,244
                             58,352  +MedImmune, Inc.                                                        2,122,262
                                                                                                           -----------
                                                                                                            26,881,952
----------------------------------------------------------------------------------------------------------------------
Building Products--0.2%      15,600  +American Standard Companies, Inc.                                      1,153,308
                            104,779   Masco Corporation                                                      2,498,979
                                                                                                           -----------
                                                                                                             3,652,287
----------------------------------------------------------------------------------------------------------------------
Capital Markets--3.4%       176,195   The Bank of New York Company, Inc.                                     5,065,606
                             22,811   The Bear Stearns Companies Inc.                                        1,651,973
                            311,068   The Charles Schwab Corporation                                         3,138,676
                             25,100   Federated Investors, Inc. (Class B)                                      688,242
                             58,086   Franklin Resources, Inc.                                               2,269,420
                            108,200   The Goldman Sachs Group, Inc.                                          9,061,750
                            474,155   J.P. Morgan Chase & Co.                                               16,206,618
                             48,705   Janus Capital Group Inc.                                                 798,762
                             55,878   Lehman Brothers Holdings, Inc.                                         3,714,769
                            103,216   Mellon Financial Corporation                                           2,864,244
                            214,267   Merrill Lynch & Co., Inc. (a)                                         10,001,984
                            250,498   Morgan Stanley                                                        10,708,790
                             52,127   Northern Trust Corporation                                             2,178,387
                             76,523   State Street Corporation                                               3,015,006
                             28,124   T. Rowe Price Group Inc.                                               1,061,681
                                                                                                           -----------
                                                                                                            72,425,908
----------------------------------------------------------------------------------------------------------------------
Chemicals--1.4%              50,847   Air Products and Chemicals, Inc.                                       2,115,235
                            209,976   The Dow Chemical Company                                               6,500,857
                            229,473   E.I. du Pont de Nemours and Company                                    9,555,256
                             24,150   Eastman Chemical Company                                                 764,831
                             60,514   Ecolab Inc.                                                            1,549,158
                             24,097   Engelhard Corporation                                                    596,883
                             10,035   Great Lakes Chemical Corporation                                         204,714
                             23,259  +Hercules Incorporated                                                    230,264
                             21,596   International Flavors & Fragrances Inc.                                  689,560
                             54,477   Monsanto Company                                                       1,178,882
                             37,487   PPG Industries, Inc.                                                   1,902,090
                             39,123   Praxair, Inc.                                                          2,351,292
                             44,803   Rohm and Haas Company                                                  1,390,237
                             19,723   Sigma-Aldrich Corporation                                              1,068,592
                                                                                                           -----------
                                                                                                            30,097,851
----------------------------------------------------------------------------------------------------------------------
Commercial Banks--6.2%       80,903   AmSouth Bancorporation                                                 1,766,922
                            128,500   BB&T Corporation                                                       4,407,550
                            345,113   Bank of America Corporation                                           27,274,280
                            266,389   Bank One Corporation                                                   9,904,343
                             51,795   Charter One Financial, Inc.                                            1,614,968
                             42,991   Comerica Incorporated                                                  1,999,082
                            132,344   Fifth Third Bancorp                                                    7,588,605
                             30,700   First Tennessee National Corporation                                   1,348,037
                            242,247   FleetBoston Financial Corporation                                      7,197,158
                             52,629   Huntington Bancshares Incorporated                                     1,027,318
                             97,410   KeyCorp                                                                2,461,551


                                    12 & 13

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master S&P 500 Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                            Shares
Industry*                    Held                              Common Stocks                                   Value
======================================================================================================================
Commercial Banks             45,200   Marshall & Ilsley Corporation                                       $  1,382,216
(concluded)                 140,902   National City Corporation                                              4,608,904
                             36,100   North Fork Bancorporation                                              1,229,566
                             67,068   PNC Bank Corp.                                                         3,273,589
                             48,658   Regions Financial Corporation                                          1,643,667
                             79,044   SouthTrust Corporation                                                 2,149,997
                             64,499   SunTrust Banks, Inc.                                                   3,827,371
                             60,151   Synovus Financial Corp.                                                1,293,247
                            442,265   U.S. Bancorp                                                          10,835,493
                             42,381   Union Planters Corporation                                             1,315,082
                            311,276   Wachovia Corporation                                                  12,438,589
                            386,622   Wells Fargo & Co.                                                     19,485,749
                             24,202   Zions Bancorporation                                                   1,224,863
                                                                                                          ------------
                                                                                                           131,298,147
----------------------------------------------------------------------------------------------------------------------
Commercial Services          42,078  +Allied Waste Industries, Inc.                                            422,884
& Supplies--1.0%             40,400  +Apollo Group, Inc. (Class A)                                           2,495,104
                             23,058   Avery Dennison Corporation                                             1,157,512
                            234,625  +Cendant Corporation                                                    4,298,330
                             39,402   Cintas Corporation                                                     1,396,407
                             13,636   Deluxe Corporation                                                       610,893
                             29,202   Equifax Inc.                                                             759,252
                             43,985   H & R Block, Inc.                                                      1,902,351
                             31,739  +Monster Worldwide Inc.                                                   626,210
                             53,982   Pitney Bowes Inc.                                                      2,073,449
                             22,525   R.R. Donnelley & Sons Company                                            588,804
                             33,711  +Robert Half International Inc.                                           638,486
                            135,414   Waste Management, Inc.                                                 3,262,123
                                                                                                          ------------
                                                                                                            20,231,805
----------------------------------------------------------------------------------------------------------------------
Communications              163,055  +ADC Telecommunications, Inc.                                             379,592
Equipment--2.2%              20,339  +Andrew Corporation                                                       187,119
                             70,782  +Avaya Inc.                                                               457,252
                            131,695  +CIENA Corporation                                                        683,497
                          1,616,971  +Cisco Systems, Inc.                                                   26,987,246
                             50,843  +Comverse Technology, Inc.                                                764,170
                            276,575  +Corning Incorporated                                                   2,043,889
                            345,487  +JDS Uniphase Corporation                                               1,212,659
                            901,258  +Lucent Technologies Inc.                                               1,829,554
                            526,469   Motorola, Inc.                                                         4,964,603
                            181,880   QUALCOMM Inc.                                                          6,502,210
                             39,194   Scientific-Atlanta, Inc.                                                 934,385
                             88,687  +Tellabs, Inc.                                                            582,674
                                                                                                          ------------
                                                                                                            47,528,850
----------------------------------------------------------------------------------------------------------------------
Computers &                  90,817  +Apple Computer, Inc.                                                   1,736,421
Peripherals--3.9%           591,716  +Dell Computer Corporation                                             18,911,243
                            503,854  +EMC Corporation                                                        5,275,351
                             61,098  +Gateway Inc.                                                             223,008
                            703,117   Hewlett-Packard Company                                               14,976,392
                            400,667   International Business Machines Corporation                           33,055,028
                             29,839  +Lexmark International Group, Inc. (Class A)                            2,111,706
                             20,718  +NCR Corporation                                                          530,795
                             78,621  +Network Appliance, Inc.                                                1,274,446
                            731,056  +Sun Microsystems, Inc.                                                 3,362,858
                                                                                                          ------------
                                                                                                            81,457,248
----------------------------------------------------------------------------------------------------------------------
Construction &               16,361   Fluor Corporation                                                        550,384
Engineering--0.0%            11,755  +McDermott International, Inc.                                             74,409
                                                                                                          ------------
                                                                                                               624,793
----------------------------------------------------------------------------------------------------------------------
Construction                 20,647   Vulcan Materials Company                                                 765,384
Materials--0.0%
----------------------------------------------------------------------------------------------------------------------
Consumer Finance--1.2%      300,784   American Express Company                                              12,575,779
                             54,667   Capital One Financial Corporation                                      2,688,523
                            292,372   MBNA Corporation                                                       6,093,032
                             61,073  +Providian Financial Corporation                                          565,536
                            107,430   SLM Corporation                                                        4,208,033
                                                                                                          ------------
                                                                                                            26,130,903
----------------------------------------------------------------------------------------------------------------------
Containers &                 13,180   Ball Corporation                                                         599,822
Packaging--0.2%              12,268   Bemis Company, Inc.                                                      574,142
                             35,625  +Pactiv Corporation                                                       702,169
                             19,469  +Sealed Air Corporation                                                   927,893
                             12,453   Temple-Inland, Inc.                                                      534,358
                                                                                                          ------------
                                                                                                             3,338,384
----------------------------------------------------------------------------------------------------------------------
Distributors--0.1%           36,414   Genuine Parts Company                                                  1,165,612
----------------------------------------------------------------------------------------------------------------------
Diversified Financial     1,186,036   Citigroup Inc.                                                        50,762,341
Services--2.6%               35,840   Moody's Corporation                                                    1,889,126
                             70,000   The Principal Financial Group, Inc.                                    2,257,500
                                                                                                          ------------
                                                                                                            54,908,967
----------------------------------------------------------------------------------------------------------------------
Diversified                  70,837   ALLTEL Corporation                                                     3,415,760
Telecommunication           179,392   AT&T Corp.                                                             3,453,296
Services--3.3%              425,834   BellSouth Corporation                                                 11,339,959
                             32,977   CenturyTel, Inc.                                                       1,149,248
                             54,618  +Citizens Communications Company                                          704,026
                            367,745  +Qwest Communications International Inc.                                1,757,821
                            765,405   SBC Communications Inc.                                               19,556,098
                            197,181   Sprint Corporation                                                     2,839,406
                            633,628   Verizon Communications                                                24,996,625
                                                                                                          ------------
                                                                                                            69,212,239
----------------------------------------------------------------------------------------------------------------------

                                    14 & 15

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master S&P 500 Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry*                     Held                             Common Stocks                                   Value
======================================================================================================================
Electric Utilities--2.3%     28,920   Allegheny Energy, Inc.                                               $   244,374
                             37,181   Ameren Corporation                                                     1,639,682
                             90,720   American Electric Power Company, Inc.                                  2,706,178
                             33,214   CMS Energy Corporation                                                   269,033
                             83,270   CenterPoint Energy, Inc.                                                 678,651
                             37,428   Cinergy Corp.                                                          1,376,976
                             51,425   Consolidated Edison, Inc.                                              2,225,674
                             31,749   Constellation Energy Group                                             1,088,991
                             38,738   DTE Energy Company                                                     1,496,836
                             71,557   Dominion Resources, Inc.                                               4,598,968
                             75,099  +Edison International                                                   1,233,877
                             51,155   Entergy Corporation                                                    2,699,961
                             75,164   Exelon Corporation                                                     4,495,559
                             42,707   FPL Group, Inc.                                                        2,854,963
                             68,616   FirstEnergy Corp.                                                      2,638,285
                             85,077  +PG&E Corporation                                                       1,799,379
                             33,792   PPL Corporation                                                        1,453,056
                             19,032   Pinnacle West Capital Corporation                                        712,748
                             55,426   Progress Energy, Inc.                                                  2,433,201
                             52,064   Public Service Enterprise Group Incorporated                           2,199,704
                            163,223   The Southern Company                                                   5,086,029
                             52,896   TECO Energy, Inc.                                                        634,223
                             77,922   TXU Corp.                                                              1,749,349
                             90,402   Xcel Energy, Inc.                                                      1,359,646
                                                                                                           -----------
                                                                                                            47,675,343
----------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.4%   45,244   American Power Conversion Corporation                                    705,354
                             21,452   Cooper Industries, Ltd. (Class A)                                        885,968
                             96,948   Emerson Electric Co.                                                   4,954,043
                             13,968  +Power-One, Inc.                                                           99,871
                             37,015   Rockwell Collins                                                         911,679
                             37,615   Rockwell International Corporation                                       896,742
                             13,467  +Thomas & Betts Corporation                                               194,598
                                                                                                           -----------
                                                                                                             8,648,255
----------------------------------------------------------------------------------------------------------------------
Electronic                  102,310  +Agilent Technologies, Inc.                                             2,000,161
Equipment &                  40,664  +Jabil Circuit, Inc.                                                      898,674
Instruments--0.4%            43,362   Molex Incorporated                                                     1,170,340
                             26,184   PerkinElmer, Inc.                                                        361,601
                            135,663  +Sanmina--SCI Corporation                                                 856,034
                            161,412  +Solectron Corporation                                                    603,681
                             48,311   Symbol Technologies, Inc.                                                628,526
                             19,536  +Tektronix, Inc.                                                          421,978
                             37,257  +Thermo Electron Corporation                                              783,142
                             28,620  +Waters Corporation                                                       833,701
                                                                                                           -----------
                                                                                                             8,557,838
----------------------------------------------------------------------------------------------------------------------
Energy Equipment &           40,900  +BJ Services Company                                                    1,528,024
Service--0.8%                77,044   Baker Hughes Incorporated                                              2,586,367
                            104,704   Halliburton Company                                                    2,408,192
                             36,715  +Nabors Industries, Ltd.                                                1,452,078
                             34,679  +Noble Corporation                                                      1,189,490
                             29,372  +Rowan Companies, Inc.                                                    657,933
                            133,254   Schlumberger Limited                                                   6,338,893
                             65,641  +Transocean Inc.                                                        1,442,133
                                                                                                           -----------
                                                                                                            17,603,110
----------------------------------------------------------------------------------------------------------------------
Food & Staples               85,466   Albertson's, Inc.                                                      1,640,947
Retailing--3.8%              90,018   CVS Corporation                                                        2,523,205
                            106,124  +Costco Wholesale Corporation                                           3,884,138
                            169,324  +The Kroger Co.                                                         2,824,324
                             25,442   SUPERVALU Inc.                                                           542,423
                            149,700   SYSCO Corporation                                                      4,496,988
                            101,658  +Safeway Inc.                                                           2,079,923
                          1,008,855   Wal-Mart Stores, Inc.                                                 54,145,248
                            233,524   Walgreen Co.                                                           7,029,072
                             29,980   Winn-Dixie Stores, Inc.                                                  369,054
                                                                                                           -----------
                                                                                                            79,535,322
----------------------------------------------------------------------------------------------------------------------
Food Products--1.2%         148,434   Archer-Daniels-Midland Company                                         1,910,346
                             90,835   Campbell Soup Company                                                  2,225,458
                            124,378   ConAgra, Inc.                                                          2,935,321
                             85,160   General Mills, Inc.                                                    4,037,436
                             80,936   H.J. Heinz Company                                                     2,669,269
                             32,828   Hershey Foods Corporation                                              2,286,798
                             87,365   Kellogg Company                                                        3,002,735
                             32,100   McCormick & Company Incorporated                                         873,120
                            179,041   Sara Lee Corporation                                                   3,367,761
                             51,870   Wm. Wrigley Jr. Company                                                2,916,650
                                                                                                           -----------
                                                                                                            26,224,894
----------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.3%          36,261   KeySpan Corporation                                                    1,285,452
                             27,334   Kinder Morgan, Inc.                                                    1,493,803
                             10,154   NICOR, Inc.                                                              376,815
                             53,137   NiSource Inc.                                                          1,009,603
                              8,304   Peoples Energy Corporation                                               356,159
                             44,838   Sempra Energy                                                          1,279,228
                                                                                                           -----------
                                                                                                             5,801,060
----------------------------------------------------------------------------------------------------------------------


                                    16 & 17

Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master S&P 500 Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                            Shares
Industry*                    Held                              Common Stocks                                   Value
======================================================================================================================
Health Care                  44,155   Applera Corporation--Applied Biosystems Group                        $   840,270
Equipment &                  13,487   Bausch & Lomb Incorporated                                               505,763
Supplies--1.9%              137,627   Baxter International Inc.                                              3,578,302
                             61,295   Becton, Dickinson and Company                                          2,381,311
                             63,135   Biomet, Inc.                                                           1,809,449
                             93,282  +Boston Scientific Corporation                                          5,699,530
                             12,009   C.R. Bard, Inc.                                                          856,362
                             71,221   Guidant Corporation                                                    3,161,500
                            280,940   Medtronic, Inc.                                                       13,476,692
                              8,855  +Millipore Corporation                                                    392,896
                             41,494  +St. Jude Medical, Inc.                                                 2,385,905
                             43,155   Stryker Corporation                                                    2,993,662
                             44,677  +Zimmer Holdings, Inc.                                                  2,012,699
                                                                                                           -----------
                                                                                                            40,094,341
----------------------------------------------------------------------------------------------------------------------
Health Care                  37,792   Aetna Inc. (New Shares)                                                2,275,078
Providers & Services--1.8%   27,643   AmerisourceBergen Corporation                                          1,917,042
                             31,880  +Anthem, Inc.                                                           2,459,542
                             33,696   CIGNA Corporation                                                      1,581,690
                            103,491   Cardinal Health, Inc.                                                  6,654,471
                            117,906   HCA Inc.                                                               3,777,708
                             53,600   Health Management Associates, Inc. (Class A)                             988,920
                             31,604  +Humana Inc.                                                              477,220
                             60,840   IMS Health Incorporated                                                1,094,512
                             20,704  +Manor Care, Inc.                                                         517,807
                             63,584   McKesson HBOC, Inc.                                                    2,272,492
                             24,000  +Quest Diagnostics Incorporated                                         1,531,200
                             25,086  +Quintiles Transnational Corp.                                            355,970
                            113,537  +Tenet Healthcare Corporation                                           1,322,706
                            135,318   UnitedHealth Group Incorporated                                        6,799,730
                             34,306  +WellPoint Health Networks Inc.                                         2,891,996
                                                                                                           -----------
                                                                                                            36,918,084
----------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants         138,580   Carnival Corporation                                                   4,505,236
& Leisure--1.2%              39,607   Darden Restaurants, Inc.                                                 751,741
                             28,830  +Harrah's Entertainment, Inc.                                           1,160,119
                             81,831   Hilton Hotels Corporation                                              1,046,618
                             21,030   International Game Technology                                          2,152,000
                             53,527   Marriott International, Inc. (Class A)                                 2,056,507
                            293,418   McDonald's Corporation                                                 6,472,801
                             90,012  +Starbucks Corporation                                                  2,207,094
                             51,168   Starwood Hotels & Resorts Worldwide, Inc.                              1,462,893
                             26,972   Wendy's International, Inc.                                              781,379
                             67,334  +YUM! Brands, Inc.                                                      1,990,393
                                                                                                           -----------
                                                                                                            24,586,781
----------------------------------------------------------------------------------------------------------------------
Household Durables--0.5%     13,816  +American Greetings Corporation (Class A)                                 271,346
                             21,842   The Black & Decker Corporation                                           949,035
                             16,534   Centex Corporation                                                     1,286,180
                             33,515   Fortune Brands, Inc.                                                   1,749,483
                             13,611   KB HOME                                                                  843,610
                             44,116   Leggett & Platt, Incorporated                                            904,378
                             16,203   Maytag Corporation                                                       395,677
                             70,054   Newell Rubbermaid Inc.                                                 1,961,512
                             14,093   Pulte Corporation                                                        868,974
                             12,052   Snap-On Incorporated                                                     349,870
                             18,643   The Stanley Works                                                        514,547
                             13,433   Tupperware Corporation                                                   192,898
                             19,160   Whirlpool Corporation                                                  1,220,492
                                                                                                           -----------
                                                                                                            11,508,002
----------------------------------------------------------------------------------------------------------------------
Household Products--2.0%     53,398   The Clorox Company                                                     2,277,425
                            123,981   Colgate-Palmolive Company                                              7,184,699
                            118,223   Kimberly-Clark Corporation                                             6,164,147
                            298,298   The Procter & Gamble Company                                          26,602,216
                                                                                                           -----------
                                                                                                            42,228,487
----------------------------------------------------------------------------------------------------------------------
IT Services--1.2%           137,780   Automatic Data Processing, Inc.                                        4,665,231
                             39,850  +Computer Sciences Corporation                                          1,519,082
                            116,439  +Concord EFS, Inc.                                                      1,713,982
                             32,314  +Convergys Corporation                                                    517,024
                            116,287   Electronic Data Systems Corporation                                    2,494,356
                            172,340   First Data Corporation                                                 7,141,770
                             46,592  +Fiserv, Inc.                                                           1,659,141
                             88,658   Paychex, Inc.                                                          2,598,566
                             28,173   Sabre Holdings Corporation                                               694,464
                             63,500  +Sungard Data Systems Inc.                                              1,645,285
                             75,482  +Unisys Corporation                                                       926,919
                                                                                                           -----------
                                                                                                            25,575,820
----------------------------------------------------------------------------------------------------------------------
Industrial                   89,994   3M Co.                                                                11,607,426
Conglomerates--4.1%       2,306,381   General Electric Company                                              66,147,007
                             31,114   Textron, Inc.                                                          1,214,068
                            456,725   Tyco International Ltd.                                                8,668,641
                                                                                                           -----------
                                                                                                            87,637,142
----------------------------------------------------------------------------------------------------------------------
Insurance--4.4%              61,010   ACE Limited                                                            2,092,033
                            118,299   AFLAC Incorporated                                                     3,637,694
                            162,144   The Allstate Corporation                                               5,780,434
                             26,566   Ambac Financial Group, Inc.                                            1,759,998
                            600,907   American International Group, Inc.                                    33,158,048
                             65,185   Aon Corporation                                                        1,569,655
                             41,153   The Chubb Corporation                                                  2,469,180
                             33,811   Cincinnati Financial Corporation                                       1,254,050
                             68,325   The Hartford Financial Services Group, Inc.                            3,440,847


                                    18 & 19

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master S&P 500 Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                            Shares
Industry*                    Held                              Common Stocks                                   Value
======================================================================================================================
Insurance                    32,736   Jefferson--Pilot Corporation                                         $ 1,357,235
(concluded)                  64,542   John Hancock Financial Services, Inc.                                  1,983,376
                             40,919   Lincoln National Corporation                                           1,457,944
                             41,790   Loews Corporation                                                      1,976,249
                             33,245   MBIA, Inc.                                                             1,620,694
                            123,398   Marsh & McLennan Companies, Inc.                                       6,301,936
                            173,942   MetLife, Inc.                                                          4,926,037
                             50,140   The Progressive Corporation                                            3,665,234
                            131,300   Prudential Financial, Inc.                                             4,418,245
                             31,922   SAFECO Corporation                                                     1,126,208
                             50,111   The St. Paul Companies, Inc.                                           1,829,553
                             26,756   Torchmark Corporation                                                    996,661
                            231,879   Travelers Property Casualty Corp. (Class B)                            3,656,732
                             59,267   UnumProvident Corporation                                                794,770
                             32,505   XL Capital Ltd. (Class A)                                              2,697,915
                                                                                                           -----------
                                                                                                            93,970,728
----------------------------------------------------------------------------------------------------------------------
Internet & Catalog           73,100  +eBay Inc.                                                              7,615,558
Retail--0.4%
----------------------------------------------------------------------------------------------------------------------
Internet Software &         135,299  +Yahoo! Inc.                                                            4,432,395
Services--0.2%
----------------------------------------------------------------------------------------------------------------------
Leisure Equipment &          20,764   Brunswick Corporation                                                    519,515
Products--0.2%               73,053   Eastman Kodak Company                                                  1,998,000
                             35,094   Hasbro, Inc.                                                             613,794
                             95,134   Mattel, Inc.                                                           1,799,935
                                                                                                           -----------
                                                                                                             4,931,244
----------------------------------------------------------------------------------------------------------------------
Machinery--1.2%              80,444   Caterpillar Inc.                                                       4,477,513
                             12,188   Crane Co.                                                                275,814
                             13,409   Cummins Engine Company, Inc.                                             481,249
                             35,225   Danaher Corporation                                                    2,397,061
                             56,098   Deere & Company                                                        2,563,679
                             41,559   Dover Corporation                                                      1,245,108
                             17,175   Eaton Corporation                                                      1,350,127
                             19,996   ITT Industries, Inc.                                                   1,308,938
                             67,921   Illinois Tool Works Inc.                                               4,472,598
                             35,998   Ingersoll-Rand Company (Class A)                                       1,703,425
                             19,658  +Navistar International Corporation                                       641,441
                             28,916   PACCAR Inc.                                                            1,953,565
                             28,103   Pall Corporation                                                         632,318
                             27,188   Parker-Hannifin Corporation                                            1,141,624
                                                                                                           -----------
                                                                                                            24,644,460
----------------------------------------------------------------------------------------------------------------------
Media--4.1%               1,035,984  +AOL Time Warner Inc.                                                  16,668,983
                            140,204  +Clear Channel Communications, Inc.                                     5,943,248
                            391,543  +Comcast Corporation (Class A)                                         11,816,768
                            126,605  +Comcast Corporation (Special Class A)                                  3,650,022
                             18,719   Dow Jones & Company, Inc.                                                805,479
                             61,779   Gannett Co., Inc.                                                      4,745,245
                             88,286   The Interpublic Group of Companies, Inc.                               1,181,267
                             17,751   Knight Ridder, Inc.                                                    1,223,576
                             46,008   The McGraw-Hill Companies, Inc.                                        2,852,496
                             11,421   Meredith Corporation                                                     502,524
                             34,747   The New York Times Company (Class A)                                   1,580,989
                             43,797   Omnicom Group Inc.                                                     3,140,245
                             66,542   Tribune Company                                                        3,213,979
                             52,771  +Univision Communications Inc. (Class A)                                1,604,238
                            404,563  +Viacom, Inc. (Class B)                                                17,663,221
                            470,747   The Walt Disney Company                                                9,297,253
                                                                                                           -----------
                                                                                                            85,889,533
----------------------------------------------------------------------------------------------------------------------
Metals & Mining--0.5%       193,345   Alcoa Inc.                                                             4,930,298
                             15,528   Allegheny Technologies Incorporated                                      102,485
                             40,434   Freeport-McMoRan Copper & Gold, Inc. (Class B)                           990,633
                             95,886   Newmont Mining Corporation                                             3,112,460
                             18,016   Nucor Corporation                                                        880,082
                             21,688  +Phelps Dodge Corporation                                                 831,518
                             23,722   United States Steel Corporation                                          388,329
                             19,767   Worthington Industries, Inc.                                             264,878
                                                                                                           -----------
                                                                                                            11,500,683
----------------------------------------------------------------------------------------------------------------------
Multi-Utilities &           141,160  +The AES Corporation                                                      896,366
Unregulated Power--0.4%     105,360  +Calpine Corporation                                                      695,376
                            208,319   Duke Energy Corporation                                                4,155,964
                            113,571  +Dynegy Inc. (Class A)                                                    476,998
                            152,115   El Paso Corporation                                                    1,229,089
                            135,730  +Mirant Corporation                                                       393,617
                                900  +Progress Energy, Inc.                                                         81
                            119,286   The Williams Companies, Inc.                                             942,359
                                                                                                           -----------
                                                                                                             8,789,850
----------------------------------------------------------------------------------------------------------------------
Multiline Retail--1.1%       24,295  +Big Lots, Inc.                                                           365,397
                             19,564   Dillard's, Inc. (Class A)                                                263,527
                             69,550   Dollar General Corporation                                             1,269,983
                             35,164   Family Dollar Stores, Inc.                                             1,341,507
                             48,467   Federated Department Stores, Inc.                                      1,786,009
                             69,998   J.C. Penney Company, Inc.                                              1,179,466
                             78,109  +Kohl's Corporation                                                     4,013,240
                             62,628   The May Department Stores Company                                      1,394,099
                             27,036   Nordstrom, Inc.                                                          527,743
                             74,718   Sears, Roebuck & Co.                                                   2,513,514
                            209,835   Target Corporation                                                     7,940,156
                                                                                                           -----------
                                                                                                            22,594,641
----------------------------------------------------------------------------------------------------------------------


                                    20 & 21

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master S&P 500 Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry*                     Held                             Common Stocks                                   Value
======================================================================================================================
Office Electronics--0.1%    180,102  +Xerox Corporation                                                   $  1,907,280
----------------------------------------------------------------------------------------------------------------------
Oil & Gas--4.8%              20,767   Amerada Hess Corporation                                               1,021,321
                             57,361   Anadarko Petroleum Corporation                                         2,550,844
                             37,221   Apache Corporation                                                     2,421,598
                             14,158   Ashland Inc.                                                             434,367
                             46,818   Burlington Resources Inc.                                              2,531,449
                            246,150   ChevronTexaco Corporation                                             17,772,030
                            156,389   ConocoPhillips                                                         8,570,117
                             52,679   Devon Energy Corporation                                               2,813,059
                             26,370   EOG Resources, Inc.                                                    1,103,321
                          1,538,812   Exxon Mobil Corporation++                                             55,258,739
                             25,465   Kerr-McGee Corporation                                                 1,140,832
                             63,947   Marathon Oil Corporation                                               1,685,003
                             83,929   Occidental Petroleum Corporation                                       2,815,818
                             22,785   Sunoco, Inc.                                                             859,906
                             54,074   Unocal Corporation                                                     1,551,383
                                                                                                          ------------
                                                                                                           102,529,787
----------------------------------------------------------------------------------------------------------------------
Paper & Forest               13,424   Boise Cascade Corporation                                                320,834
Products--0.4%               52,367   Georgia-Pacific Group                                                    992,355
                            111,562   International Paper Company                                            3,986,110
                             18,528  +Louisiana-Pacific Corporation                                            200,844
                             41,072   MeadWestvaco Corporation                                               1,014,478
                             50,461   Weyerhaeuser Company                                                   2,724,894
                                                                                                          ------------
                                                                                                             9,239,515
----------------------------------------------------------------------------------------------------------------------
Personal Products--0.5%      10,828   Alberto-Culver Company (Class B)                                         553,311
                             53,580   Avon Products, Inc.                                                    3,332,676
                            238,901   The Gillette Company                                                   7,611,386
                                                                                                          ------------
                                                                                                            11,497,373
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals--9.6%       359,617   Abbott Laboratories                                                   15,736,840
                             31,164   Allergan Inc.                                                          2,402,744
                            446,561   Bristol-Myers Squibb Company                                          12,124,131
                            258,877   Eli Lilly and Company                                                 17,854,747
                             83,064  +Forest Laboratories, Inc.                                              4,547,754
                            683,977   Johnson & Johnson                                                     35,361,611
                             48,655  +King Pharmaceuticals, Inc.                                               718,148
                            516,557   Merck & Co., Inc.                                                     31,277,526
                          1,818,881   Pfizer Inc.                                                           62,114,786
                            335,625   Schering-Plough Corporation                                            6,242,625
                             27,981  +Watson Pharmaceuticals, Inc.                                           1,129,593
                            305,899   Wyeth                                                                 13,933,699
                                                                                                          ------------
                                                                                                           203,444,204
----------------------------------------------------------------------------------------------------------------------
Real Estate--0.4%            21,100   Apartment Investment & Management Company (Class A)                      730,060
                             92,764   Equity Office Properties Trust                                         2,505,556
                             67,140   Equity Residential Properties Trust                                    1,742,283
                             36,900   Plum Creek Timber Company Inc.                                           957,555
                             42,400   Simon Property Group, Inc.                                             1,654,872
                                                                                                          ------------
                                                                                                             7,590,326
----------------------------------------------------------------------------------------------------------------------
Road & Rail--0.4%            85,894   Burlington Northern Santa Fe Corp.                                     2,442,825
                             49,278   CSX Corporation                                                        1,482,775
                             81,942   Norfolk Southern Corporation                                           1,573,286
                             58,576   Union Pacific Corporation                                              3,398,580
                                                                                                          ------------
                                                                                                             8,897,466
----------------------------------------------------------------------------------------------------------------------
Semiconductors &             88,547  +Advanced Micro Devices, Inc.                                             567,586
Semiconductor                88,190  +Altera Corporation                                                     1,446,316
Equipment--3.2%              81,216  +Analog Devices, Inc.                                                   2,827,941
                            381,476  +Applied Materials, Inc.                                                6,050,209
                             62,867  +Applied Micro Circuits Corporation                                       380,345
                             69,081  +Broadcom Corporation (Class A)                                         1,720,808
                          1,505,331   Intel Corporation                                                     31,286,800
                             46,937  +KLA-Tencor Corporation                                                 2,182,101
                             72,666  +LSI Logic Corporation                                                    514,475
                             72,899   Linear Technology Corporation                                          2,348,077
                             74,760   Maxim Integrated Products, Inc.                                        2,556,044
                            130,868  +Micron Technology, Inc.                                                1,521,995
                             41,620  +NVIDIA Corporation                                                       957,676
                             41,586  +National Semiconductor Corporation                                       820,076
                             37,800  +Novellus Systems, Inc.                                                 1,384,274
                             48,454  +PMC--Sierra, Inc.                                                        568,365
                             24,108  +QLogic Corporation                                                     1,165,140
                             41,332  +Teradyne, Inc.                                                           715,457
                            398,372   Texas Instruments Incorporated                                         7,011,347
                             77,693  +Xilinx, Inc.                                                           1,966,410
                                                                                                          ------------
                                                                                                            67,991,442
----------------------------------------------------------------------------------------------------------------------
Software--4.6%               55,425   Adobe Systems Incorporated                                             1,777,480
                             31,664   Autodesk, Inc.                                                           511,690
                             50,020  +BMC Software, Inc.                                                       816,827
                             43,605  +Citrix Systems, Inc.                                                     887,798
                            133,212   Computer Associates International, Inc.                                2,967,963
                             74,749  +Compuware Corporation                                                    431,302
                             33,500  +Electronic Arts Inc.                                                   2,478,665
                             47,552  +Intuit Inc.                                                            2,117,491
                             22,527  +Mercury Interactive Corporation                                          869,767
                          2,474,924   Microsoft Corporation++                                               63,382,804
                             84,824  +Novell, Inc.                                                             261,258
                          1,207,885  +Oracle Corporation                                                    14,518,778


                                    22 & 23

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

Master S&P 500 Index Series (concluded)
----------------------------------------------------------------------------------------------------------------------
                     Shares
Industry*             Held                                     Common Stocks                                   Value
======================================================================================================================
Software                     60,965  +Parametric Technology Corporation                                 $      185,943
(concluded)                  79,722  +PeopleSoft, Inc.                                                       1,402,310
                            122,337  +Siebel Systems, Inc.                                                   1,167,095
                             33,000  +Symantec Corporation                                                   1,447,380
                             96,481  +VERITAS Software Corporation                                           2,766,110
                                                                                                        --------------
                                                                                                            97,990,661
----------------------------------------------------------------------------------------------------------------------
Specialty Retail--2.3%       65,800  +AutoNation, Inc.                                                       1,034,376
                             22,777  +AutoZone, Inc.                                                         1,730,369
                             68,724  +Bed, Bath & Beyond Inc.                                                2,667,178
                             74,246  +Best Buy Co., Inc.                                                     3,260,884
                             63,523   Circuit City Stores--Circuit City Group                                  559,002
                            202,293   The Gap, Inc.                                                          3,795,017
                            532,186   The Home Depot, Inc.                                                  17,626,000
                            109,644   The Limited, Inc.                                                      1,699,482
                            179,640   Lowe's Companies, Inc.                                                 7,715,538
                             65,658  +Office Depot, Inc.                                                       952,698
                             40,398   RadioShack Corporation                                                 1,062,871
                             33,192   The Sherwin-Williams Company                                             892,201
                            111,134  +Staples, Inc.                                                          2,039,309
                            117,648   The TJX Companies, Inc.                                                2,216,488
                             33,401   Tiffany & Co.                                                          1,091,545
                             49,097  +Toys 'R' Us, Inc.                                                        595,056
                                                                                                        --------------
                                                                                                            48,938,014
----------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &          34,560  +Jones Apparel Group, Inc.                                              1,011,226
Luxury Goods--0.3%           20,638   Liz Claiborne, Inc.                                                      727,490
                             60,810   Nike, Inc. (Class B)                                                   3,252,727
                             17,287  +Reebok International Ltd.                                                581,362
                             23,167   V. F. Corporation                                                        786,983
                                                                                                        --------------
                                                                                                             6,359,788
----------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage           30,078   Countrywide Credit Industries, Inc.                                    2,092,526
Finance--1.8%               225,773   Fannie Mae                                                            15,226,131
                            158,403   Freddie Mac                                                            8,042,120
                             35,148   Golden West Financial Corporation                                      2,812,191
                             25,280   MGIC Investment Corporation                                            1,179,059
                            216,598   Washington Mutual, Inc.                                                8,945,497
                                                                                                        --------------
                                                                                                            38,297,524
----------------------------------------------------------------------------------------------------------------------
Tobacco--1.1%               466,418   Altria Group, Inc.                                                    21,194,034
                             24,400   R.J. Reynolds Tobacco Holdings, Inc.                                     907,924
                             35,535   UST Inc.                                                               1,244,791
                                                                                                        --------------
                                                                                                            23,346,749
----------------------------------------------------------------------------------------------------------------------
Trading Companies &          19,145   W. W. Grainger, Inc.                                                     895,220
Distributors--0.0%
----------------------------------------------------------------------------------------------------------------------
Wireless                    608,947  +AT&T Wireless Services Inc.                                            4,999,455
Telecommunication           235,077  +Nextel Communications, Inc. (Class A)                                  4,250,192
Services--0.5%              218,339  +Sprint Corp. (PCS Group)                                               1,255,449
                                                                                                        --------------
                                                                                                            10,505,096
----------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (Cost--$2,183,885,203)--97.9%                  2,070,422,733
======================================================================================================================
                       Shares Held/
                   Beneficial Interest                 Short-Term Securities
======================================================================================================================
                       $ 64,695,710   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)           64,695,710
                       $230,113,882   Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)       230,113,882
                        153,409,253   Merrill Lynch Premier Institutional Fund (a)(b)                      153,409,253
----------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost--$448,218,845)--21.2%              448,218,845
======================================================================================================================

Total Investments (Cost--$2,632,104,048)--119.1%                                                         2,518,641,578

Variation Margin on Financial Futures Contracts**--0.0%                                                         (8,512)

Liabilities in Excess of Other Assets--(19.1%)                                                            (403,347,951)
                                                                                                        --------------
Net Assets--100.0%                                                                                      $2,115,285,115
                                                                                                        ==============
======================================================================================================================

+     Non-income producing security.
++ All or a portion of security held as collateral in connection with open financial futures contracts.
* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**    Financial futures contracts purchased as of June 30, 2003 were as follows:
      --------------------------------------------------------------------------
      Number of                                Expiration
      Contracts              Issue                 Date                Value
      --------------------------------------------------------------------------
         195          S&P 500 Stock Index      September 2003        $47,448,375
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Contract Price--$48,326,725)                                  $47,448,375
                                                                     ===========
      --------------------------------------------------------------------------
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
      --------------------------------------------------------------------------
                                                       Net     Dividend/Interest
      Affiliate                                     Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                         37,800    $      60,405
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                    $  41,934,795    $     321,993
      Merrill Lynch Liquidity Series,
      LLC Money Market Series                    $ (61,532,849)   $      91,516
      Merrill Lynch Premier Institutional Fund    (105,220,886)   $      61,872
      --------------------------------------------------------------------------
(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


                                    24 & 25

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES        As of June 30, 2003
=========================================================================================================================
Assets:             Investments, at value (including securities loaned of $373,007,281)
                    (identified cost--$2,632,104,048) .................................                   $ 2,518,641,578
                    Cash ..............................................................                         1,046,002
                    Receivables:
                      Securities sold .................................................    $ 4,512,985
                      Dividends .......................................................      2,631,036
                      Contributions ...................................................      1,467,967
                      Interest ........................................................         56,805          8,668,793
                                                                                           -----------
                    Prepaid expenses and other assets .................................                            52,437
                                                                                                          ---------------
                    Total assets ......................................................                     2,528,408,810
                                                                                                          ---------------
=========================================================================================================================
Liabilities:        Collateral on securities loaned, at value .........................                       383,523,135
                    Payables:
                      Securities purchased ............................................     22,090,265
                      Withdrawals .....................................................      7,419,453
                      Other affiliates ................................................         11,085
                      Investment adviser ..............................................          9,058
                      Variation margin ................................................          8,512         29,538,373
                                                                                           -----------
                    Accrued expenses and other liabilities ............................                            62,187
                                                                                                          ---------------
                    Total liabilities .................................................                       413,123,695
                                                                                                          ---------------
=========================================================================================================================
Net Assets:         Net assets ........................................................                   $ 2,115,285,115
                                                                                                          ===============
=========================================================================================================================
Net Assets          Investors' capital ................................................                   $ 2,229,625,935
Consist of:         Unrealized depreciation on investments--net .......................                      (114,340,820)
                                                                                                          ---------------
                    Net assets ........................................................                   $ 2,115,285,115
                                                                                                          ===============
=========================================================================================================================

      See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES             For the Six Months Ended June 30, 2003
=============================================================================================================
Investment               Dividends ............................................                 $  16,359,455
Income:                  Interest .............................................                       324,073
                         Securities lending--net ..............................                       153,388
                                                                                                -------------
                         Total income .........................................                    16,836,916
                                                                                                -------------
=============================================================================================================
Expenses:                Accounting services ..................................    $ 163,296
                         Professional fees ....................................       72,669
                         Investment advisory fees .............................       46,970
                         Custodian fees .......................................       39,084
                         Trustees' fees and expenses ..........................       10,298
                         Printing and shareholder reports .....................        8,416
                         Other ................................................       26,517
                                                                                   ---------
                         Total expenses .......................................                       367,250
                                                                                                -------------
                         Investment income--net ...............................                    16,469,666
                                                                                                -------------
=============================================================================================================
Realized & Unrealized    Realized loss on investments--net ....................                   (10,585,698)
Gain (Loss) on           Change in unrealized depreciation on investments--net                    213,518,250
Investments -- Net:                                                                             -------------
                         Total realized and unrealized gain on investments--net                   202,932,552
                                                                                                -------------
                         Net Increase in Net Assets Resulting from Operations .                 $ 219,402,218
                                                                                                =============
=============================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          For the Six           For the
MASTER                                                                                    Months Ended         Year Ended
S&P 500                                                                                     June 30,          December 31,
INDEX SERIES     Increase (Decrease) in Net Assets:                                           2003                2002
==========================================================================================================================
Operations:      Investment income--net ...........................................    $    16,469,666     $    29,710,172
                 Realized loss on investments--net ................................        (10,585,698)        (82,782,120)
                 Change in unrealized appreciation/depreciation on investments--net        213,518,250        (435,785,828)
                                                                                       ---------------     ---------------
                 Net increase (decrease) in net assets resulting from operations ..        219,402,218        (488,857,776)
                                                                                       ---------------     ---------------
==========================================================================================================================
Capital          Proceeds from contributions ......................................        443,602,944         589,333,536
Transactions:    Fair value of withdrawals ........................................       (274,424,702)       (267,267,758)
                                                                                       ---------------     ---------------
                 Net increase in net assets derived from capital transactions .....        169,178,242         322,065,778
                                                                                       ---------------     ---------------
==========================================================================================================================
Net Assets:      Total increase (decrease) in net assets ..........................        388,580,460        (166,791,998)
                 Beginning of period ..............................................      1,726,704,655       1,893,496,653
                                                                                       ---------------     ---------------
                 End of period ....................................................    $ 2,115,285,115     $ 1,726,704,655
                                                                                       ===============     ===============
==========================================================================================================================

      See Notes to Financial Statements.


                                    26 & 27

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

FINANCIAL HIGHLIGHTS

                                                               For the Six
MASTER               The following ratios have been derived    Months Ended             For the Year Ended December 31,
S&P 500              from information provided in the            June 30,     ----------------------------------------------------
INDEX SERIES         financial statements.                         2003          2002          2001          2000          1999
==================================================================================================================================
Total Investment                                                     11.80%+       (22.22%)      (11.97%)          --           --
Return:**                                                       ==========    ===========    ==========    ==========   ==========
==================================================================================================================================
Ratios to Average   Expenses ...............................           .04%*          .04%          .05%          .07%         .07%
Net Assets:                                                     ==========    ===========    ==========    ==========   ==========
                    Investment income--net .................          1.75%*         1.59%         1.29%         1.16%        1.33%
                                                                ==========    ===========    ==========    ==========   ==========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands)    $2,115,285    $ 1,726,705    $1,893,497    $1,714,631   $1,690,336
Data:                                                           ==========    ===========    ==========    ==========   ==========
                    Portfolio turnover .....................          1.06%          4.59%         3.21%         9.71%       29.91%
                                                                ==========    ===========    ==========    ==========   ==========
==================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.


                                    28 & 29

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
S&P 500
INDEX SERIES

The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of June 30, 2003, the Series lent securities with a value of $66,283,314 to MLPF&S or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $59,693 in securities lending agent fees from the Series.

In addition, MLPF&S received $14 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2003.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the six months ended June 30, 2003, the Series reimbursed FAM $19,896 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $200,960,407 and $19,288,012, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized losses as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized           Unrealized
                                             Gains (Losses)          Losses
--------------------------------------------------------------------------------
Long-term investments ................       $ (13,023,861)       $(113,462,470)
Financial futures contracts ..........           2,438,163             (878,350)
                                             -------------        -------------
Total ................................       $ (10,585,698)       $(114,340,820)
                                             =============        =============
--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $188,893,236, of which $193,316,908 related to appreciated securities and $382,210,144 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $2,707,534,814.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.


                                    30 & 31

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO]Printed on post-consumer recycled paper            #Index 4--6/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch S&P 500 Index Fund


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch S&P 500 Index Fund

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch S&P 500 Index Fund

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            -----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch S&P 500 Index Fund

        Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.